Finance Expenses, Net (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Finance Expenses, Net (Details) [Line Items]
Contingent consideration amount	$ 2.4
Interest charges	1.6
GPS [Member]
Finance Expenses, Net (Details) [Line Items]
Interest charges	$ 1.6